Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables [Abstract]
Schedule of other receivables
$000	Year ended December 31,
	2019	2018
Group
Other receivables	134	246
Taxation receivable	676	1,019
Related party receivable	324	25
Prepayments	28	42
Other current assets	-	276
	1,162	1,609